Income Taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	0.00%	0.00%	0.00%	0.00%